Transactions with related parties (Tables)	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Transactions with related parties
Summary of compensation to key management personnel

Key Management Personnel	January 31, 2024	January 31, 2023
Short term benefits	451,138	417,958
Total	451,138	417,958

	March 31,	March 31,
Key Management Personnel	2023	2022
Short term benefits	785,487	764,965
Share based compensation	231,231	370,037
Total	1,016,718	1,135,002